MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000




                                        February 11, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust IX (File Nos. 2-50409 811-2464), on Behalf of MFS(R)Bond Fund, MFS(R)Limited Maturity Fund, MFS(R)Research Bond Fund and MFS(R)Intermediate Investment Grade Bond Fund

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Supplement dated January 1, 2003 to the current Prospectus of the above-named funds. The Supplement was filed electronically with the Securities and Exchange Commission on December 23, 2002, pursuant to Rule 485BPOS under the Securities Act of 1933 (EDGAR Accession No. 0000912938-02-000760).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Supplement filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant Clerk
                                        of the Trusts